Document And Entity Information	May 28, 2020
Document Information [Line Items]
Entity, Registrant Name	CALERES, INC.
Current Fiscal Year End Date	--02-01
Document, Type	8-K
Document, Period End Date	May 28, 2020
Entity, Incorporation, State or Country Code	NY
Entity, File Number	1-2191
Entity, Tax Identification Number	43-0197190
Entity, Address, Address Line One	8300 Maryland Avenue
Entity, Address, City or Town	St. Louis
Entity, Address, State or Province	MO
Entity, Address, Postal Zip Code	63105
City Area Code	314
Local Phone Number	854-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	CAL
Security Exchange Name	NYSE
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000014707